Equity - Schedule of share capital (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Authorised share capital, ordinary shares (in shares)	9,142,000	9,142,000	9,142,000
Unissued share capital, ordinary shares (in shares)	5,994,609	5,643,806	5,415,461
Issued share capital, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Authorised share capital, amount	€ 91	€ 91	€ 91
Unissued share capital, amount	60	56	54
Share capital	€ 31	€ 35	€ 37	€ 39
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in EUR per share)	€ 0.01